Cover	Jun. 27, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 29, 2023, Worthington Industries, Inc. (the “Registrant”) filed a Current Report on Form 8-K (the “Original Report”) with the U.S. Securities and Exchange Commission. Subsequent to filing the Original Report, the Registrant discovered a typographical error in Item 8.01 of the Original Report, which stated that the Registrant’s Board of Directors (the “Board”) declared a quarterly dividend of $0.31 per share. The purpose of this amendment is to correct quarterly dividend amount, which is $0.32 per share, as is also noted in the Dividend Release (as defined below) included herewith as Exhibit 99.2.
Document Period End Date	Jun. 27, 2023
Entity File Number	1-8399
Entity Registrant Name	WORTHINGTON INDUSTRIES, INC.
Entity Central Index Key	0000108516
Entity Tax Identification Number	31-1189815
Entity Incorporation, State or Country Code	OH
Entity Address, Address Line One	200 Old Wilson Bridge Road
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43085
City Area Code	(614)
Local Phone Number	438-3210
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	WOR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false